Short-Term and Long-Term Financial Liabilities - Schedule of the Carrying Amount of Convertible Notes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of the Carrying Amount of Convertible Notes [Abstract]
Opening balance		$ 72,995,438	$ 58,613,673
Additions		19,929,687	18,000,000
Purchased	[1]		(1,538,542)
Converted into shares		(2,220,431)	(2,000,000)
Debt discount		(7,590,005)	(3,760,909)
Embedded derivative		(3,915,094)
Accrued interest, net		6,611,501	3,681,216
Ending balance		$ 85,811,096	$ 72,995,438

[1]	In 2024, convertible notes valued at US$1,538,542 were purchased by the Group for a cash consideration of US$930,000 resulting in an extinguishment gain of US$608,542 (Refer Note 18).